LIQUIDITY (Details Narrative) - USD ($)		6 Months Ended		12 Months Ended
	Jul. 22, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Sep. 27, 2023
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest		$ 1,621,164
Net Cash Provided by (Used in) Operating Activities		1,331,575	$ 3,059,907
Retained Earnings (Accumulated Deficit)		38,561,917		$ 36,940,753
Working capital		5,456,158
Proceeds from warrant exercises			$ 300,000
Unrestricted, cash and cash equivalents					$ 3,270,000
CEO And Chairman [Member]
Proceeds from Other Debt		$ 3,000,000
H.C.Wainwright And Co Llc [Member]
Aggregate gross offering price	$ 20,000,000
Net proceeds from issuance of ordinary shares				4,366,642
L1 Capital Global Opportunities Master Fund Ltd [Member]
Proceeds from issuance of convertible notes and warrants				8,589,000
Proceeds from warrant exercises				$ 1,950,000